INCOME TAX - Disclosure of unrecognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 56,921	$ 58,643
Deferred tax asset	7,655	7,873
Losses and tax pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	30,523	30,523
Deferred tax asset	8,241	8,241
Other financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	13,879	12,304
Deferred tax asset	$ 1,873	$ 1,672